Technology and development expenses (Tables)	3 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table Text Block]
7. Technology and development expenses
Technology and development expenses consist of the following:

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Salaries and wages (i)	13,423	7,529	6,798	4,288
Software licenses (ii)	5,008	3,032	3,112	1,557
Infrastructure expenses (iii)	3,871	1,900	2,304	905
Information and technology security expenses (iv)	1,116	274	366	24
Other technology expenses	2,004	1,412	718	606
Total	25,422	14,147	13,298	7,380
(i)Consists primarily of compensation of full-time equivalents, or FTEs, engaged in or related to product and technology development, excluding capitalized salaries and wages related to internally generated software. For further detail on total salaries and wages refer to Note 9. Employee Benefits.
(ii)Consists of software licenses used exclusively by the technology development department for the development of the platform.
(iii)Represents information technology costs to support the Group’s infrastructure and back-office operations.
(iv)Represents costs incurred to monitor the security of our network and platform.